Short-term investments	12 Months Ended
Dec. 31, 2020
Short-term investments
Short-term investments

3.         Short-term investments

The short-term investments represent investments in REITs, which are publicly traded on the Hong Kong Stock Exchange, marketable equity securities, and investment in private equity fund, which are expected to be realized in cash during the next 12 months.

The following summarizes the short-term investments measured at fair value at December 31, 2019 and 2020:

	December 31, 2019
	US$
	Fair		Unrealized
	value	Cost	loss in profit and loss
Level 1
Equity securities with readily determinable fair value	2,076,443	3,700,257	(1,623,814)
Level 3
Equity securities without readily determinable fair value	3,519,182	3,519,182	—
Total	5,595,625	7,219,439	(1,623,814)

	December 31, 2020
	US$
	Fair		Unrealized
	value	Cost	gain in profit and loss
Level 1
Equity securities with readily determinable fair value	6,108,322	2,049,344	4,058,978
Level 3
Equity securities without readily determinable fair value	2,807	29,884	(27,077)
Total	6,111,129	2,079,228	4,031,901

During the year ended December 31, 2020, the company disposed US$3,519,182 equity securities without readily determinable fair value measured under fair value alternative method using significant unobservable inputs (Level 3).

During the year ended December 31, 2020, US$1,021,043 (2019: US$3,075,014 realized gain) net realized gain and US$4,031,901 (2019: US$1,623,814 unrealized loss) unrealized gain are included in earnings.